Note 22 - Assets and Liabilities under reinsurance and insurance contracts	6 Months Ended
Jun. 30, 2020
Assets and Liabilities Under reinsurance and insurance contracts
Assets and Liabilities Under Reinsurance and Insurance Contracts

22. Assets and liabilities under insurance and reinsurance contracts

The heading “Assets under reinsurance and insurance contracts” in the accompanying consolidated balance sheets includes the amounts that the consolidated insurance entities are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the share of the reinsurer in the technical provisions recognized by the consolidated insurance subsidiaries. As of June 30, 2020 and December 31, 2019, the balance under this heading amounted to €332 million and €341 million, respectively.

The most significant provisions recognized by consolidated insurance subsidiaries with respect to insurance policies issued by them are under the heading “Liabilities under insurance and reinsurance contracts” in the accompanying consolidated balance sheets.

The breakdown of the balance under the heading “Liabilities under reinsurance and insurance contracts” is as follows:

Liabilities under insurance and reinsurance contracts
	June 2020	December 2019
Mathematical reserves (*)	8,310	9,247
Provision for unpaid claims reported	652	641
Provisions for unexpired risks and other provisions	500	718
Total	9,462	10,606

(*) The variation corresponds mainly to the decrease in Mexico.